Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's Assets an Liabilities
We hold ownership interests in and consolidate the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	76.64%
Rhode Island VLT Company LLC (“RI VLT”)(2)	60.00%
(1) Northstar New Jersey Holding Company LLC, of which we are a 71.12% shareholder, holds the 76.64% ownership in Northstar NJ.
(2) As disclosed in Note 3. Discontinued Operations and Assets Held for Sale the RI VLT is part of the IGT Gaming disposal group and is reflected in the consolidated financial statements as discontinued operations.
The carrying amounts and classification of these VIEs’ assets and liabilities in our Consolidated Balance Sheets at December 31, 2024 and 2023 are as follows:

	December 31,
($ in millions)	2024	2023
Current assets	1,240	1,214
Non-current assets	510	755
Total assets	1,750	1,969

Total liabilities	753	731